Long-term debt and other financial liabilities	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

7. Long-term debt and other financial liabilities

Long-term debt

Facility	June 30, 2025	December 31, 2024
Loans	$1,683,624	$1,605,654
Less: Deferred finance costs, net	(8,019)	(8,495)
Total long-term debt	1,675,605	1,597,159
Less: Current portion of debt	(199,242)	(245,475)
Add: Deferred finance costs, current portion	2,727	2,739
Long-term debt, net of current portion and deferred finance costs	$1,479,090	$1,354,423

Loan balances outstanding at June 30, 2025, amounted to $1,683,624. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between November 2025 and September 2033. Interest rates on the outstanding loans as at June 30, 2025, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On April 2, 2025, the Company signed a new one-year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the handysize tankers, Byzantion and Bosporos. The loan is repayable in three semi-annual installments of $1,365.

On April 14, 2025, the Company signed a four-year loan agreement amounting to $114,067 relating to the refinancing of the DP2 shuttle tankers, Porto and Lisboa. On April 16, 2025, the Company drew down the amount of $114,067 and prepaid the amount of $106,567. The new loan is repayable in nine semi-annual installments of $2,087 and eight semi-annual installments of $3,125, commencing three months and six months after the drawdown date, respectively, plus a balloon of $70,286 payable together with the last installment. ‘

On May 22, 2025, the Company signed a new seven-year loan agreement amounting to $64,125 relating to the post- delivery financing of the under construction suezmax tanker Dr Irene Tsakos. The new loan is repayable in fourteen semi-annual installments of $1,781, commencing six months after the delivery of the vessel, plus a balloon of $39,188 payable together with the last installment. The drawdown of $64,125 was made on May 30, 2025, for the payment of the delivery installment of the shipbuilding yard.

On September 17, 2025, the Company signed a new six-year loan agreement amounting to $64,125 relating to the post- delivery financing of the under construction suezmax tanker Silia T. The new loan is repayable in twelve semi-annual installments of $1,781, commencing six months after the delivery of the vessel, plus a balloon of $42,750 payable together with the last installment. The drawdown of $64,125 was made on September 29, 2025, for the payment of the delivery installment of the shipbuilding yard.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 8).

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2025	5.74%	Six months ended June 30, 2025	5.83%
Three months ended June 30, 2024	7.09%	Six months ended June 30, 2024	7.17%

The bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $88,772 at June 30, 2025 and $80,905 at December 31, 2024, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted.

As of June 30, 2025, the Company and its wholly and majority owned subsidiaries had thirty-three loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,683,624. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2025. The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after June 30, 2025, are as follows:

Period/ Year	Amount
July to December 2025	$117,036
2026	265,277
2027	395,615
2028	251,316
2029	285,395
2030 and thereafter	368,985
$1,683,624

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Other financial liabilities	$146,920	$151,584
Less: Deferred finance costs, net	(1,492)	(1,649)
Total other financial liabilities	145,428	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	300	312
Other financial liabilities, net of current portion and deferred finance costs	$136,400	$140,919

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and recognized the sale proceeds as other financial liabilities.

The annual principal payments of other financial liabilities required to be made after June 30, 2025, are as follows:

Period/ Year	Amount
July to December 2025	$4,665
2026	9,328
2027	9,328
2028	9,328
2029	9,328
2030 and thereafter	104,943
$146,920